Legal, competition and regulatory matters (Details) £ in Millions, $ in Millions	1 Months Ended					6 Months Ended	12 Months Ended
	Oct. 31, 2024 request	Jan. 31, 2024 decision	Nov. 30, 2023 request	Jan. 31, 2023 lawsuit	Apr. 30, 2021 USD ($)	Jun. 30, 2025 lawsuit plaintiff	Dec. 31, 2018 GBP (£)	Dec. 31, 2008 USD ($)
Civil actions in respect of USD LIBOR
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought						1
Civil actions in respect of VRDO - SNDY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought						3
Interest rate swap and credit default swap US civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought						1
Civil actions in respect of the US anti-terrorism act
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought						8
Number of plaintiffs | plaintiff						4,000
Civil actions in respect of the US anti-terrorism act - EDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought				6
Number of lawsuits dismissed				3
Number of lawsuits subject to appeal						1
Number of lawsuits consolidated into a separate lawsuit						2
Number of separate lawsuits						1
Number of initial lawsuits amended						1
Number of lawsuits stayed						2
Civil actions in respect of the US anti-terrorism act - SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought						2
Motor finance commission arrangements
Disclosure of contingent liabilities [line items]
Number of final decisions by the UK Financial Ombudsman Service | decision		2
Number of final decisions by the UK Financial Ombudsman Service about commision arrangements | decision		1
Number of judgment issued in motor finance commission cases | request	3
HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £							£ 181
HMRC assessments concerning UK VAT | Barclays UK PLC
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £							128
Originated and sold to third parties by Acquired Subsidiary | RMBS repurchase requests | US residential and commercial mortgage-related activity and litigation
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought						1
Barclays Bank PLC | Other proceedings
Disclosure of contingent liabilities [line items]
Number of arbitration requests received | request			2
Barclays Bank PLC | BDC Finance LLC
Disclosure of contingent liabilities [line items]
Litigation settlements approved, value | $					$ 3.3			$ 298.0
Barclays Bank PLC | HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £							£ 53